Reverse Recapitalization and Related Transactions - Transaction Costs (Details) $ in Millions	Sep. 16, 2021 USD ($)
Reverse Recapitalization [Abstract]
Cash	$ 201.8
Warrant liability	(39.5)
Net assets acquired	$ 162.3